STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (38,418)	$ (30,439)	$ (17,724)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on change in fair value of warrant liability			(8,163)
Share-based compensation	2,197	3,151	2,957
Directors' deferred compensation	166	166	132
Depreciation and amortization	46	47	28
Changes in assets and liabilities:
Prepaid expenses and other assets	(572)	251	204
Accounts payable	675	1,384	838
Accrued expenses and other liabilities	(3,440)	1,980	950
Net cash used in operating activities	(39,346)	(23,460)	(20,778)
Cash flows from investing activities:
Purchase of property and equipment		(2)	(90)
Purchase of short-term investments, held to maturity	(44,155)	(39,283)	(35,404)
Proceeds from maturities of short-term investments, held to maturity	72,038	24,159	37,645
Net cash provided by (used in) investing activities	27,883	(15,126)	2,151
Cash flows from financing activities:
Net proceeds from the issuance of common stock and warrants	24,474	45,648	13,692
Tax payments related to shares withheld for vested restricted stock units	(672)	(156)	(208)
Proceeds from exercise of employee stock options	103
Settlement of fractional shares upon reverse stock split			(3)
Net cash provided by financing activities	23,905	45,492	13,481
Net increase (decrease) in cash and cash equivalents	12,442	6,906	(5,146)
Cash and cash equivalents, beginning of period	15,816	8,910	14,056
Cash and cash equivalents, end of period	$ 28,258	$ 15,816	$ 8,910